RIGHT-OF-USE ASSETS- Summary of Right of Use Assets Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 2,825	$ 3,432
Land
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	2,054	2,211
Buildings
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	575	935
Motor vehicle and other asset
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	86	134
Office equipment
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 110	$ 152